Goodwill (Tables)	12 Months Ended
Dec. 31, 2025
Goodwill Abstract
Schedule of Goodwill

For the purpose of impairment testing, goodwill is allocated as follows:

	At December 31,	At December 31,
	2025	2024
	(EUR thousand)
Biopharmaceutical and Diagnostic Solutions	31,805	31,805
Engineering Systems	18,178	18,178
Total Goodwill	49,983	49,983